Long-Lived Assets - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,184	$ 4,656
Less accumulated depreciation	(3,093)	(2,425)
Property and equipment, net	$ 2,091	2,231
Minimum
Property, Plant and Equipment [Line Items]
Useful Life (Years)	2 years
Maximum
Property, Plant and Equipment [Line Items]
Useful Life (Years)	7 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,955	2,795
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life (Years)	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life (Years)	7 years
Computers and software
Property, Plant and Equipment [Line Items]
Useful Life (Years)	2 years
Property and equipment, gross	$ 970	602
Furniture
Property, Plant and Equipment [Line Items]
Useful Life (Years)	5 years
Property and equipment, gross	$ 474	475
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful Life (Years)	5 years
Property and equipment, gross	$ 772	772
Other property
Property, Plant and Equipment [Line Items]
Useful Life (Years)	7 years
Property and equipment, gross	$ 13	$ 12